SHARE CAPITAL AND RESERVES (Details Narrative) - CAD ($)					1 Months Ended			12 Months Ended
	Jul. 08, 2022	Mar. 09, 2022	Dec. 02, 2021	Oct. 02, 2020	Jun. 30, 2022	Aug. 20, 2020	Dec. 31, 2019	Dec. 31, 2020	Mar. 31, 2023	Mar. 31, 2022
Statement [Line Items]
Stock issued to exercise of warrants, shares			6,000,000	2,000,000		3,000,000
Stock issued to exercise of warrants, proceeds			$ 300,000	$ 100,000		$ 150,000
Stock issaunce costs				$ 100
Renounced to shareholder								$ 167,000
Flow-through proceeds outstanding									$ 383,000	$ 383,000
Share Capital
Statement [Line Items]
Common shares issued									186,602,894	186,602,894
Common shares outstanding									186,602,894	186,602,894
Investor Relations Agreement
Statement [Line Items]
Stock option granted		3,480,000
Aggregate common shares acquire		3,480,000
Share price		$ 0.12
Stock granted term dscription		three to five years
Stock granted to insiders		50.00%
Fair value of options		$ 366,912
Black-scholes fair value assumption description		risk-free rate of 1.65%; expected volatility of 139%; underlying market price of $0.12; strike price of $0.12; expiry term of 3 - 5 years; and dividend yield of nil
Share Purchase Option
Statement [Line Items]
Stock option granted	1,000,000
Aggregate common shares acquire	1,000,000
Share price	$ 0.11
Stock granted term dscription	five years
Options vest each instalments	25.00%
Fair value of options	$ 88,486
Black-scholes fair value assumption description	risk-free rate of 3.21%; expected volatility of 139%; underlying market price of $0.10; strike price of $0.11; expiry term of 5 years; and, dividend yield of nil
2019 Loan Bonus Warrants
Statement [Line Items]
Black-scholes fair value assumption description							risk-free rate of 1.57%; expected volatility of 144%; underlying market price of $0.035; strike price of $0.05; expiry term of 5 years; and dividend yield of nil
Share purchase warrants issued							16,000,000
Fair value of warrants issued							$ 490,449
2022 Loan Bonus Warrants
Statement [Line Items]
Black-scholes fair value assumption description					risk-free rate of 3.28%; expected volatility of 138%; underlying market price of $0.11; strike price of $0.085; expiry term of 2.45 years; and dividend yield of nil
Share purchase warrants issued					1,176,470
Fair value of warrants issued					$ 99,191